Stockholders' Equity	12 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders' Equity
11. Stockholders’ Equity
Common Stock
As of June 30, 2021 and 2020, we had reserved shares of stock, on an as-if
converted basis, for issuance as follows:

	June 30,
	2021	2020
Options issued and outstanding (see Note 12)	—	900,352
Options available for grant under stock option plans (See Note 12)	—	74,098
Shares subject to term debt optional conversion into Series A stock (1)	—	2,844,863
Warrants	26,000,000	—
Earnout shares	5,726,864	—

Total	31,726,864	3,819,313

(1)	Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction
For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio.
Warrants
At June 30, 2021, there were warrants to purchase 26,000,000 shares of the Company’s common stock outstanding.
On August 15, 2019, as part of the units sold in BCAC’s initial public offering (“IPO”), and September 13 2019, following the closing of the over-allotment option, warrants to purchase 18,000,000 shares of common stock at a price of $11.50 per whole share (the “public warrants”). The public warrants are exercisable commencing sixty-five (65) days after the completion of the Merger and expiring five years after the Closing Date of the Merger or earlier upon redemption. Once the public warrants become exercisable, the Company may accelerate the expiry date by providing 30 days’ prior written notice, if and only if, the closing price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period. The public warrant holder’s right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of acceleration of the expiry date.
Concurrent with the closing of BCAC’s IPO in August 2019, the sponsor purchased 12,000,000 warrants (the “Private Warrants”) at $1.00 per warrant (for a total purchase price of $12.0 million), with each warrant exercisable or one common share at an exercise price of $11.50, subject to anti-dilution adjustments. The warrants are exercisable commencing 65 days after the completion of the Merger. Pursuant to the transaction agreement, 4,000,000 of the Private Warrants were cancelled upon closing of the Merger.